SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
14.	SHAREHOLDERS’ EQUITY

Share Repurchases

In July 2016, the Company’s board of directors approved a $75.0 million share repurchase program expiring in December 2017. Under this program, the Company may make share repurchases from time to time in the open market or in privately negotiated transactions. As of December 31, 2016, there was $66.7 million remaining under this authorization.

During the year ended December 31, 2016, the Company repurchased 3,414,960 shares at an average price of $11.73 per share, or $40.1 million, before commissions and fees. As of December 31, 2016, there were 32,256,440 shares outstanding.

During the year ended December 31, 2015, the Company repurchased a total of 5,797,673 shares at an average price of $13.89 per share, or $80.5 million, before commissions and fees.

No shares were repurchased during the year ended December 31, 2014.

Dividends

On November 12, 2015, the Company announced that its board of directors approved the elimination of dividend payments on its shares. No dividends were declared or paid during the year ended December 31, 2016.

During the year ended December 31, 2015, the Company declared and paid dividends of $1.00 per share or $42.4 million.

During the year ended December 31, 2014, the Company declared and paid dividends of $1.00 per share or $42.8 million.

Share Issuances

During the years ended December 31, 2016 and 2015, respectively, the Company issued no shares.

During the year ended December 31, 2014, the Company issued 126,660 shares in connection with RSUs that vested and SARs that were exercised.